TECHNOLOGY RIGHTS AND LICENSE AND ROYALTY AGREEMENTS	12 Months Ended
Dec. 31, 2010
TECHNOLOGY RIGHTS AND LICENSE AND ROYALTY AGREEMENTS
5.	TECHNOLOGY RIGHTS AND LICENSE AND ROYALTY AGREEMENTS
Upon the acquisition of CUI Inc., the Company obtained $51,222 in technology rights related to a proprietary internal power supply produce line.

The Company capitalized $182,441 of technology rights related to encoding and power technologies acquired during the year ended 2009.

During 2010, the Company capitalized $70,000 of technology rights related to power technologies.  Also during 2010, the Company recorded an impairment charge of $3,105,956 related to WayCool technology rights.

The technology rights are amortized over the twenty-year estimated life of the technology, unless a shorter life is deemed appropriate by management based on the life expectancy of the related technology.  The technology rights balance at December 31, 2010 and 2009 were as follows:

	2010	2009
Technology Rights	$803,664	$5,126,406
Accumulated amortization	(24,761)	(1,048,760)
Net	$778,903	$4,077,646

Amortization of technology rights during 2010 and 2009 was $262,788 and $238,998, respectively.  The estimated annual amortization expense related to existing technology rights as of December 31, 2010 is expected to be $265,020 in 2011, $265,020 in 2012, $49,484 in 2013 and $26,508 in 2014.  Management has evaluated the technology rights for impairment and believes no additional impairment expense related to technology rights exists at December 31, 2010.